Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust II
Prospectus Date	rr_ProspectusDate	Sep. 18, 2015
Supplement [Text Block]	nftii_SupplementTextBlock

LOOMIS SAYLES EMERGING MARKETS OPPORTUNITIES FUND

Supplement dated September 18, 2015 to the Summary Prospectus and Prospectus of the Loomis Sayles Emerging Markets Opportunities Fund, dated April 1, 2015, as may be revised or supplemented from time to time.

Effective November 2, 2015, the "Shareholder Fees" table within the section "Fund Fees & Expenses" is amended and restated as follows for Class A shares:

Shareholder Fees

(fees paid directly from your investment)	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.25%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	[1]
Redemption fees	None

[1]	A 1.00% contingent deferred sales charge ("CDSC") may apply to certain purchases of Class A shares of $1,000,000 or more that are redeemed within eighteen months of the date of purchase.

LOOMIS SAYLES STRATEGIC ALPHA FUND

Supplement dated September 18, 2015 to the Summary Prospectus and Prospectus of the Loomis Sayles Strategic Alpha Fund, dated May 1, 2015, as may be revised or supplemented from time to time.

Effective November 2, 2015, the "Shareholder Fees" table within the section "Fund Fees & Expenses" is amended and restated as follows for Class A shares:

Shareholder Fees

(fees paid directly from your investment)	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.25%
Maximum deferred sales charge (load)(as a percentage of original purchase price or redemption proceeds, as applicable)	None	*
Redemption fees	None

*	A 1.00% contingent deferred sales charge ("CDSC") may apply to certain purchases of Class A shares of $1,000,000 or more that are redeemed within eighteen months of the date of purchase.

MCDONNELL INTERMEDIATE MUNICIPAL BOND FUND

Supplement dated September 18, 2015 to the Summary Prospectus and Prospectus of the McDonnell Intermediate Municipal Bond Fund, dated May 1, 2015, as revised July 1, 2015, as may be revised or supplemented from time to time.

Effective November 2, 2015, the "Shareholder Fees" table within the section "Fund Fees & Expenses" is amended and restated as follows for Class A shares:

Shareholder Fees

(fees paid directly from your investment)	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.00%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	*
Redemption fees	None

*	A 0.75% contingent deferred sales charge ("CDSC") may apply to certain purchases of Class A shares of $500,000 or more that are redeemed within eighteen months of the date of purchase.

Loomis Sayles Emerging Markets Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nftii_SupplementTextBlock

LOOMIS SAYLES EMERGING MARKETS OPPORTUNITIES FUND

Supplement dated September 18, 2015 to the Summary Prospectus and Prospectus of the Loomis Sayles Emerging Markets Opportunities Fund, dated April 1, 2015, as may be revised or supplemented from time to time.

Effective November 2, 2015, the "Shareholder Fees" table within the section "Fund Fees & Expenses" is amended and restated as follows for Class A shares:

Shareholder Fees

(fees paid directly from your investment)	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.25%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	[1]
Redemption fees	None

[1]	A 1.00% contingent deferred sales charge ("CDSC") may apply to certain purchases of Class A shares of $1,000,000 or more that are redeemed within eighteen months of the date of purchase.

Loomis Sayles Strategic Alpha Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nftii_SupplementTextBlock

LOOMIS SAYLES STRATEGIC ALPHA FUND

Supplement dated September 18, 2015 to the Summary Prospectus and Prospectus of the Loomis Sayles Strategic Alpha Fund, dated May 1, 2015, as may be revised or supplemented from time to time.

Effective November 2, 2015, the "Shareholder Fees" table within the section "Fund Fees & Expenses" is amended and restated as follows for Class A shares:

Shareholder Fees

(fees paid directly from your investment)	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.25%
Maximum deferred sales charge (load)(as a percentage of original purchase price or redemption proceeds, as applicable)	None	*
Redemption fees	None

*	A 1.00% contingent deferred sales charge ("CDSC") may apply to certain purchases of Class A shares of $1,000,000 or more that are redeemed within eighteen months of the date of purchase.

McDonnell Intermediate Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nftii_SupplementTextBlock

MCDONNELL INTERMEDIATE MUNICIPAL BOND FUND

Supplement dated September 18, 2015 to the Summary Prospectus and Prospectus of the McDonnell Intermediate Municipal Bond Fund, dated May 1, 2015, as revised July 1, 2015, as may be revised or supplemented from time to time.

Effective November 2, 2015, the "Shareholder Fees" table within the section "Fund Fees & Expenses" is amended and restated as follows for Class A shares:

Shareholder Fees

(fees paid directly from your investment)	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.00%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	*
Redemption fees	None

*	A 0.75% contingent deferred sales charge ("CDSC") may apply to certain purchases of Class A shares of $500,000 or more that are redeemed within eighteen months of the date of purchase.